Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Commitments And Contingencies

NOTE 6 - COMMITMENTS AND CONTINGENCIES

Lease

The Company is party to two non-cancelable lease agreements for office space through 2015. The first agreement is for approximately 4,500 square feet of space located at 18475 Bandilier Circle, Fountain Valley, CA.  The term of the sub-lease commenced January 1, 2011 and expires November 30, 2015.  The second lease is for approximately 4,786 square feet and is located at 18350 Mt. Langley Street, Fountain Valley, CA.  The term of this lease commenced September 1, 2011 and expires February 28, 2013.  At December 31, 2011, aggregate future minimum payments under these leases, is as follows:

2012	$134,980
2013	94,680
2014	85,860
2015	87,660

Total	$403,180

Litigation

The Company is not presently involved in any litigation.